Employee Benefit Plans - Allocation of Plan Assets (Details)	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Percentage of plan assets at end of period	100.00%	100.00%
US equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	20.00%
Percentage of plan assets at end of period	17.00%	19.00%
Non-US equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	30.00%
Percentage of plan assets at end of period	39.00%	28.00%
Fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	45.00%
Percentage of plan assets at end of period	43.00%	46.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation	5.00%
Percentage of plan assets at end of period	1.00%	7.00%